Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	The Money Market Portfolios
Entity Central Index Key	0000890089
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Class A
Shareholder Report [Line Items]
Fund Name	The U.S. Government Money Market Portfolio
Class Name	Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The U.S. Government Money Market Portfolio for the period July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-masterfunds-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-masterfunds-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Net Assets	$ 11,497,744,717
Holdings Count | $ / shares	88
Advisory Fees Paid, Amount	$ 15,854,804
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$11,497,744,717
Total Number of Portfolio Holdings	88
Total Management Fee Paid	$15,854,804

Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-masterfunds-documents